Document and Entity Information	Nov. 01, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 01, 2022
Entity Registrant Name	OmniAb, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40720
Entity Tax Identification Number	98-1584818
Entity Address, Address Line One	5980 Horton Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	510
Local Phone Number	250-7800
Entity Information, Former Legal or Registered Name	Avista Public Acquisition Corp. II
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001846253
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	65 East 55th Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
Common stock, $0.0001 par value per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	OABI
Security Exchange Name	NASDAQ
Warrants to purchase common stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	OABIW
Security Exchange Name	NASDAQ